INCOME TAXES (Schedule of Reconciling Items) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss before taxes on income	$ 3,455	$ (4,469)	$ 4,640
Statutory tax rate	25.00%	24.00%	25.00%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	864	(1,072)	1,160
Tax adjustment in respect of different tax rates in sudsidiares and changes in tax rates	34	1,064	(83)
Operating carryforward losses for which a valuation allowance was provided	302	2,219	576
Realization of carryforward tax losses for which a valuation allowance was provided and change in valuation allowance in respect of deferred taxes	(501)		(78)
Nondeductible expenses and other	160	172	(51)
Total taxes on income	$ 861	$ 2,383	$ 1,524